UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012
                                                 -----------------------
Check here if Amendment [ ]; Amendment Number:
                                                 ---------------

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Astenbeck Capital Management LLC
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          500 Nyala Farm Road
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          Westport,  Connecticut 06880
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Form 13F File Number:     028-14243
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Arnold
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Title:    Vice President, General Counsel and Secretary
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Phone:    203-221-6180
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Signature, Place, and Date of Signing:

    /s/ Jill Arnold           Westport, Connecticut        August 10, 2012
-------------------------    ------------------------     -----------------
     [Signature]                 [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
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Form 13F Information Table Entry Total:          24
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Form 13F Information Table Value Total:       $506,422
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                                             (x thousand)

List of Other Included Managers:

1.     Astenbeck Holdings LLC


2.     AJH Capital LLC

                  COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
                                                              VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
               NAME OF ISSUER   TITLE OF CLASS    CUSIP     (x $1000)  PRN AMT  PRN CALL DISCRETION  MANAGER  SOLE   SHARED    NONE
ANADARKO PETE CORP                    COM       032511 107    23,369    353,011 SH        Defined      1, 2          353,011
APACHE CORP                           COM       037411 105    14,639    166,560 SH        Defined      1, 2          166,560
BP PLC                           SPONSORED ADR  055622 104    21,406    528,033 SH        Defined      1, 2          528,033
CAMERON INTERNATIONAL CORP            COM       13342B 105    18,187    425,820 SH        Defined      1, 2          425,820
CANADIAN NAT RES LTD                  COM       136385 101     5,242    195,227 SH        Defined      1, 2          195,227
CHEVRON CORP NEW                      COM       166764 100    23,648    224,150 SH        Defined      1, 2          224,150
CME GROUP INC                         COM       12572Q 105     1,609      6,000 SH        Defined      1, 2            6,000
CONOCOPHILLIPS                        COM       20825C 104    27,474    491,661 SH        Defined      1, 2          491,661
CONTINENTAL RESOURCES INC             COM       212015 101    29,720    446,113 SH        Defined      1, 2          446,113
CORE LABORATORIES N V                 COM       N22717 107     8,774     75,699 SH        Defined      1, 2           75,699
DEVON ENERGY CORP NEW                 COM       25179M 103    10,987    189,469 SH        Defined      1, 2          189,469
ENSCO PLC                        SPONSORED ADR  29358Q 109     4,432     94,364 SH        Defined      1, 2           94,364
EOG RES INC                           COM       26875P 101    28,448    315,700 SH        Defined      1, 2          315,700
EXXON MOBIL CORP                      COM       30231G 102     8,240     96,301 SH        Defined      1, 2           96,301
FREEPORT-MCMORAN COPPER & GO          COM       35671D 857    31,026    910,660 SH        Defined      1, 2          910,660
HALLIBURTON CO                        COM       406216 101    16,811    592,129 SH        Defined      1, 2          592,129
NATIONAL OILWELL VARCO INC            COM       637071 101    24,641    382,386 SH        Defined      1, 2          382,386
ROYAL DUTCH SHELL PLC             SPONS ADR A   780259 206    31,330    464,629 SH        Defined      1, 2          464,629
SCHLUMBERGER LTD                      COM       806857 108    30,496    469,821 SH        Defined      1, 2          469,821
SPDR SERIES TRUST               S&P OILGAS EXP  78464A 730    19,970    396,234 SH        Defined      1, 2          396,234
STATOIL ASA                      SPONSORED ADR  85771P 102    56,992  2,388,588 SH        Defined      1, 2        2,388,588
SUNCOR ENERGY INC NEW                 COM       867224 107     7,666    264,806 SH        Defined      1, 2          264,806
TOTAL S A                        SPONSORED ADR  89151E 109    47,793  1,063,241 SH        Defined      1, 2        1,063,241
WHITING PETE CORP NEW                 COM       966387 102    13,523    328,855 SH        Defined      1, 2          328,855